INVESTMENTS - FIXED MATURITY SECURITIES AND COMMON STOCK (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Common stocks	$ 55.0	$ 48.6
Debt Maturities, Amortized Cost Basis	1,069.7
Fixed maturities	1,069.7	1,025.6
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Due in one year or less, Amortized Cost	0.3
Due in years two through five, Amortized Cost	60.8
Due in years six through ten, Amortized Cost	659.0
Due after ten years, Amortized Cost	345.2
Subtotal	1,069.7
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less, Fair Value		0.6
Due in years two through five, Fair Value		61.6
Due in years six through ten, Fair Value		639.7
Due after ten years, Fair Value		311.5
Subtotal		1,017.4
Mortgage backed securities
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Without a single maturity date, amortized cost	0.2
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Without a single maturity date, Fair Value		0.2
Debt Securities
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		19.3
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax		2.7
Amortized cost		1,025.6
Debt Maturities, Amortized Cost Basis	1,069.7
Gross Unrealized Gains	2.7
Gross Unrealized Losses	55.0
Fixed maturities	1,017.4
Fixed maturity securities, fair value		1,042.2
Common stock - unaffiliated
Debt Securities, Available-for-sale [Line Items]
Common stocks	2.0
Equity Securities, FV-NI, Accumulated Gross Unrealized Gain, Before Tax	0.0
Equity Securities, FV-NI, Accumulated Gross Unrealized Loss, Before Tax	0.0
Equity Securities, FV-NI, Cost	2.0
Parent, Subsidiaries and Affiliates
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		0.0
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax		0.0
Amortized cost		0.0
Fixed maturity securities, fair value		0.0
Public corporate
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		1.0
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax		0.3
Amortized cost		194.3
Debt Maturities, Amortized Cost Basis	8.5
Gross Unrealized Gains	0.1
Gross Unrealized Losses	0.2
Fixed maturities	8.4
Fixed maturity securities, fair value		195.0
Special revenue and special assess obligations
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		0.0
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax		0.0
Amortized cost		0.5
Debt Maturities, Amortized Cost Basis	0.5
Gross Unrealized Gains	0.3
Gross Unrealized Losses	0.0
Fixed maturities	0.8
Fixed maturity securities, fair value		0.5
States and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		0.2
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax		0.0
Amortized cost		4.5
Debt Maturities, Amortized Cost Basis	3.6
Gross Unrealized Gains	0.1
Gross Unrealized Losses	0.0
Fixed maturities	3.7
Fixed maturity securities, fair value		4.7
Industrial and Miscellaneous
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		18.1
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax		2.4
Amortized cost		822.1
Debt Maturities, Amortized Cost Basis	1,052.9
Gross Unrealized Gains	2.2
Gross Unrealized Losses	54.4
Fixed maturities	1,000.7
Fixed maturity securities, fair value		837.8
Common Stock
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		0.0
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax		0.0
Common stocks	2.0
Equity Securities, FV-NI, Accumulated Gross Unrealized Gain, Before Tax	0.0
Equity Securities, FV-NI, Accumulated Gross Unrealized Loss, Before Tax	0.0
Equity Securities, FV-NI, Cost	2.0
Amortized cost		0.0
Fixed maturity securities, fair value		0.0
Preferred Stock
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		0.0
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax		0.0
Amortized cost		4.2
Debt Maturities, Amortized Cost Basis	4.2
Gross Unrealized Gains	0.0
Gross Unrealized Losses	0.4
Fixed maturities	3.8
Fixed maturity securities, fair value		4.2
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Without a single maturity date, amortized cost	$ 4.2
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Without a single maturity date, Fair Value		$ 3.8